8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Accounts Receivables Net Tables Abstract
Details of trade and other receivables
Description of classes on Trade debtors and other receivables, net	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Debtors due to credit operations, net	171,878,710	163,651,643
Other receivables, net	18,796,680	23,770,793
Total current debtors	190,675,390	187,422,436
Non-current receivables	693,696	742,414
Total non-current debtors	693,696	742,414
Total debtors	191,369,086	188,164,850

Impairment analysis of trade debtors
	December 2018			December 2017
Portfolio tranche	Portfolio customer number	ThCh$ Gross	ThCh$ prov.	Portfolio customer number	ThCh$ Gross	ThCh$ prov.
Current	5,332	164,252,702	—	6,682	157,287,254	—
1 and 30 days	3,181	13,736,525	(10,246)	2,937	19,541,545	—
31 and 60 days	939	5,472,968	(29,400)	901	5,555,253	—
61 and 90 days	442	1,837,574	(51,978)	260	2,596,562	—
91 and 120 days	218	1,291,618	(36,470)	153	813,687	(86,184)
121 and 150 days	116	1,398,993	(25,589)	132	191,547	(68)
151 and 180 days	90	167,493	(16,399)	87	167,496	(127)
181 and 210 days	68	212,227	(11,580)	44	126,933	(27,032)
211 and 250 days	52	290,057	(3,824)	36	68,030	(1,083)
over 250 days	531	4,187,869	(1,293,454)	618	3,278,334	(1,347,297)

Total portfolio by tranche	10,969	192,848,026	(1,478,940)	11,850	189,626,641	(1,461,791)

Summary of allowance for doubtful accounts
Change in the consolidated allowance for doubtful accounts	ThCh$
Opening balance as of January 1, 2016	1,684,102
Constitution of allowance	1,614,358
Write-offs	(1,909,734)
Exchange rate difference	(29,550)
Balance as of December 31, 2016	1,359,176
Opening balance as of January 1, 2017	1,359,176
Constitution of allowance	655,748
Write-offs	(529,252)
Exchange rate difference	(23,881)
Balance as of December 31, 2017	1,461,791
Constitution of allowance	597,592
Write-offs	(576,499)
Exchange rate difference	(3,944)
Balance as of December 31, 2018	1,478,940

Summary of bad debt provision
	Allowance %
Reason	Uninsured customer	Insured customer
Death	100%	10%
Fraud and/or scam to other companies	100%	10%
Change of address, non-locatable	100%	10%
Insolvency	100%	10%

Details of portfolio

The portfolio as of December 31, 2018 amounted to ThCh$192,848,026 which represents a total of 10,969 customers from which none of them has refinanced their debts

	UNINSURED PORTFOLIO				INSURED PORTFOLIO
Delinquency tranche	No. Customers renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers non-renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers renegotiated portfolio	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	5,332	164,252,702	—	—	—	—	—	—	164,252,702
1-30 days	3,181	13,736,525	—	—	—	—	—	—	13,736,525
31-60 days	939	5,472,968	—	—	—	—	—	—	5,472,968
61-90 days	442	1,837,574	—	—	—	—	—	—	1,837,574
91-120 days	218	1,291,618	—	—	—	—	—	—	1,291,618
121-150 days	116	1,398,993	—	—	—	—	—	—	1,398,993
151-180 days	90	167,493	—	—	—	—	—	—	167,493
181-210 days	68	212,227	—	—	—	—	—	—	212,227
211- 250 days	52	290,057	—	—	—	—	—	—	290,057
> 250 days	531	4,187,869	—	—	—	—	—	—	4,187,869
Total	10,969	192,848,026	—	—	—	—	—	—	192,848,026

The portfolio as of December 31, 2017 amounted to ThCh$189,626,641 which represents a total of 11,850 customers from which none of them has refinanced their debts.

	UNINSURED PORTFOLIO				INSURED PORTFOLIO
Delinquency tranche	No. Customers renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers non-renegotiated portfolio	Amount non- renegotiated portfolio gross	No. Customers renegotiated portfolio	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	6,682	157,287,254	—	—	—	—	—	—	157,287,254
1-30 days	2,937	19,541,545	—	—	—	—	—	—	19,541,545
31-60 days	901	5,555,253	—	—	—	—	—	—	5,555,253
61-90 days	260	2,596,562	—	—	—	—	—	—	2,596,562
91-120 days	153	813,687	—	—	—	—	—	—	813,687
121-150 days	132	191,547	—	—	—	—	—	—	191,547
151-180 days	87	167,496	—	—	—	—	—	—	167,496
181-210 days	44	126,933	—	—	—	—	—	—	126,933
211- 250 days	36	68,030	—	—	—	—	—	—	68,030
> 250 days	618	3,278,334	—	—	—	—	—	—	3,278,334
Total	11,850	189,626,641	—	—	—	—	—	—	189,626,641